RISK MANAGEMENT (Details 27) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Unrated credit exposures	$ 2,006,858	$ 1,040,235
Credit exposure	18,279,478	125,675,861
Sovereign Risk [Member]
Rated credit exposures	6,879,344	6,939,944
AAA Credit Rating [Member]
Rated credit exposures	4,304,103	3,901,870
AA+Credit Rating [Member]
Rated credit exposures	398,479	190,464
AACredit Rating [Member]
Rated credit exposures	22,615	91,636
AA-Credit Rating [Member]
Rated credit exposures	180,757	60,422
A+ Credit Rating [Member]
Rated credit exposures	23,800	96,822
A Credit Rating [Member]
Rated credit exposures	328,597	86,607
A- Credit Rating [Member]
Rated credit exposures	163,235	580,138
BBB+ Credit Rating [Member]
Rated credit exposures	73,101	236,613
BBB Credit Rating [Member]
Rated credit exposures	1,133,247	1,129,321
BBB- Credit Rating [Member]
Rated credit exposures	704,216	292,296
Otros Credit Rating [Member]
Rated credit exposures	$ 2,061,126	$ 2,191,307